INTANGIBLE ASSETS, NET - Schedule of amortization of intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Amortization	$ 5,954	$ 6,246	$ 4,952
Cost of revenues
Finite-Lived Intangible Assets [Line Items]
Amortization	2,669	2,968	2,030
Research and development, net
Finite-Lived Intangible Assets [Line Items]
Amortization	0	0	0
Selling and marketing
Finite-Lived Intangible Assets [Line Items]
Amortization	3,281	3,274	2,918
General and administrative
Finite-Lived Intangible Assets [Line Items]
Amortization	$ 4	$ 4	$ 4